Summary of Significant Accounting Policies - Schedule of Concentration Risks (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	18.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	12.00%
Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%	11.00%